PRINCIPAL ACCOUNTING POLICIES - Statutory reserves (Details) - China	12 Months Ended
Dec. 31, 2020
Statutory reserves disclosures
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%